Reverse recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 23, 2022 USD ($) tranche $ / shares shares	Mar. 31, 2021 $ / shares	Dec. 31, 2023 USD ($) member $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 22, 2023 USD ($)
Reverse Recapitalization [Line Items]
IFRS 2 Listing Expense | $			$ 5,393	$ 9,909	$ 0
Number of tranches | tranche	5
Liability Fair Value | $			$ 161,402	626,570
Issuance of Volvo Cars Preference Shares | $				(588,826)
Polestar's percentage ownership interest			100.00%
Issuance of Convertible Notes | $				(1,512)	(35,231)
Accumulated deficit
Reverse Recapitalization [Line Items]
Issuance of Convertible Notes | $				$ (1,512)
Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Share redemption price | $ / shares			$ 0.01
Number Outstanding			20,499,965	15,999,965
Unrealized gains (losses) on change in fair value of shares issued | $			$ 13,000	$ 22,400	0
Liability Fair Value | $			4,920	17,920
Fair value of shares issued | $			$ (4,920)	$ (17,920)	0
Class A Shares
Reverse Recapitalization [Line Items]
Threshold trading days			20 days
Threshold trading day period			30 days
Shares Conversion, Registration Statement Threshold			30 days
Closing share price (in usd per share) | $ / shares			$ 18	$ 8.04
Shares issuable, threshold trading days	20 days
Shares issuable, threshold trading day period	30 days
Class A Shares | Volvo Cars
Reverse Recapitalization [Line Items]
Exercise price of outstanding share options (in usd per share) | $ / shares	$ 10
Class A Shares | Business Combination Agreement, Tranche One
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	13
Class A Shares | Business Combination Agreement, Tranche Two
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	15.50
Class A Shares | Business Combination Agreement, Tranche Three
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	18
Class A Shares | Business Combination Agreement, Tranche Four
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	20.50
Class A Shares | Business Combination Agreement, Tranche Five
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	$ 23
Class A Shares | Minimum
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares			$ 10.00
Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Number Outstanding			4,500,000	9,000,000
Unrealized gains (losses) on change in fair value of shares issued | $			$ 9,000	$ 12,690	0
Liability Fair Value | $			1,080	10,080
Fair value of shares issued | $			(1,080)	$ (10,080)	$ 0
Class B Shares
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares		$ 30.50		$ 8.04
Class C-2 Shares converted to Class C-1 Shares
Reverse Recapitalization [Line Items]
Liability Fair Value | $						$ 3,285
Fair value of shares issued | $	$ (3,285)
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Reverse Recapitalization [Line Items]
IFRS 2 Listing Expense | $			$ 372,318
Closing share price (in usd per share) | $ / shares			$ 11.23
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Volvo Cars
Reverse Recapitalization [Line Items]
Issuance of Volvo Cars Preference Shares | $	$ 588,826
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Number of options per share			1
Exercise price of outstanding share options (in usd per share) | $ / shares			$ 11.50
Shares exercisable, threshold period			30 days
Shares conversion, redemption notice period			30 days
Polestar Automotive Holding Limited ("Former Parent")
Reverse Recapitalization [Line Items]
Proportion of voting rights held			0.99
Number of board of directors nominated | member			4
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	24,078,638
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche One
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Two
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Three
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Four
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Five
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	134,098,971
Number of shares issued (in shares)	1,642,233,575
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche One
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Two
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Three
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Four
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Five
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Gores Guggenheim, Inc.
Reverse Recapitalization [Line Items]
Number of board of directors nominated | member			1
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)	294,877,349
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares | Volvo Cars
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)	1,117,390